OTHER TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
OTHER TAXES PAYABLE [Abstract]
Schedule of Other Taxes Payable

Other taxes payable consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

VAT payable	5,392	10,618
Business taxes payable	15,801	15,691
Individual income taxes payable	736	944
Real estate taxes payable	41	41
	21,970	27,294